COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

23.         COMMITMENTS AND CONTINGENCIES

(a)   Operating lease

The Company leased certain land use rights for seed development and office premises under non-cancellable leases. Rental expenses under operating leases for the years ended September 30, 2017, 2018 and 2019 were RMB2,908,  RMB3,859, and RMB515, respectively.

As of September 30, 2019, the Company was obligated under operating leases requiring minimum rental as follows:

Year ending September 30,	RMB

2020	548
2021	516
2022	500
2023	422
2024	422
Thereafter	3,371
5,779

(c)   Legal proceeding

There are legal proceedings against Linze Origin Seed Limited and Beijing Origin involving unsettled purchase orders to suppliers of Linze Origin Seed Limited. Pursuant to court order and mediations, the total compensation of these proceedings amounted to RMB23.7 million plus interests which primarily shall be settled by Linze Origin Seed Limited, and Beijing Origin shall be jointly and severally liable for these claims.

With respect to the legal proceedings and claims described above, such claims primarily shall be settled by Linze Origin Seed Limited and the Company's liability, if any, with respect to such claims, is uncertain. At present, the Company is unable to estimate a reasonably possible range of loss, if any, that may result from such litigation. If an unfavorable outcome were to occur in the litigation described above, the impact could be material to the Company's business, financial condition, or results of operations.

We may from time to time be subject to various legal or administrative proceedings, either as plaintiff or defendant, arising in the ordinary course of our business. Except otherwise disclosed in this report, we are not currently a party to, nor are we aware of, any legal proceeding, investigation or claim that, in the view of our management, is likely to materially and adversely affect our business, financial position or results of operations.